Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Profit or Loss and Other Comprehensive Income [Abstract]
Revenues from proprietary products	$ 75,521	$ 100,916	$ 97,696
Revenues from distribution	28,121	32,330	29,491
Total revenues	103,642	133,246	127,187
Cost of revenues from proprietary products	48,194	57,750	52,425
Cost of revenues from distribution	25,120	27,944	25,025
Total cost of revenues	73,314	85,694	77,450
Gross profit	30,328	47,552	49,737
Research and development expenses	11,357	13,609	13,059
Selling and marketing expenses	6,278	4,518	4,370
General and administrative expenses	12,636	10,139	9,194
Other expense	753	49	330
Operating income	(696)	19,237	22,784
Financial income	295	1,027	1,146
Income (expenses) in respect of securities measured at fair value, net		102	(5)
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(207)	(1,535)	(651)
Financial expense	(1,277)	(266)	(293)
Income before tax on income	(1,885)	18,565	22,981
Taxes on income	345	1,425	730
Net Income (Loss)	(2,230)	17,140	22,251
Other Comprehensive Income:
Gain (loss) from securities measured at fair value through other comprehensive income		(188)	143
Gain (loss) on cash flow hedges		876	92
Net amounts transferred to the statement of profit or loss for cash flow hedges	(303)	(528)	(23)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	171	64	(388)
Tax effect		19	(11)
Total comprehensive income (loss)	$ (2,362)	$ 17,383	$ 22,064
Earnings per share attributable to equity holders of the Company:
Basic net earnings (loss) per share (in Dollars per share)	$ (0.05)	$ 0.39	$ 0.55
Diluted net earnings per (loss) share (in Dollars per share)	$ (0.05)	$ 0.38	$ 0.55